Columbia Seligman Premium Technology Growth Fund, Inc.
First Quarter Report
March 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 14.6%
Entertainment 1.4%
Electronic Arts, Inc.	9,900	1,430,748
Walt Disney Co. (The)	53,300	5,260,710
Total		6,691,458
Interactive Media & Services 11.9%
Alphabet, Inc., Class A	125,920	19,472,269
Alphabet, Inc., Class C	59,400	9,280,062
Match Group, Inc.	266,000	8,299,200
Meta Platforms, Inc., Class A	21,950	12,651,102
Pinterest, Inc., Class A(a)	171,426	5,314,206
TripAdvisor, Inc.(a)	96,554	1,368,170
Total		56,385,009
Media 1.3%
Comcast Corp., Class A	168,944	6,234,034
Total Communication Services		69,310,501
Consumer Discretionary 4.6%
Broadline Retail 4.6%
Amazon.com, Inc.(a)	43,500	8,276,310
eBay, Inc.	198,070	13,415,281
Total		21,691,591
Total Consumer Discretionary		21,691,591
Financials 7.6%
Financial Services 7.6%
Block, Inc., Class A(a)	58,450	3,175,589
Global Payments, Inc.	146,669	14,361,828
Shift4 Payments, Inc., Class A(a)	29,546	2,414,204
Visa, Inc., Class A	45,625	15,989,737
Total		35,941,358
Total Financials		35,941,358
Industrials 5.4%
Electrical Equipment 4.1%
Bloom Energy Corp., Class A(a)	994,034	19,542,708
Ground Transportation 1.3%
Lyft, Inc., Class A(a)	531,200	6,305,344
Total Industrials		25,848,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 66.0%
Communications Equipment 3.2%
Arista Networks, Inc.(a)	47,396	3,672,242
Cisco Systems, Inc.	135,700	8,374,047
F5, Inc.(a)	12,176	3,242,104
Total		15,288,393
Electronic Equipment, Instruments & Components 1.2%
Advanced Energy Industries, Inc.	53,647	5,113,095
Coherent Corp.(a)	10,600	688,364
Total		5,801,459
IT Services 2.7%
EPAM Systems, Inc.(a)	16,192	2,733,857
GoDaddy, Inc., Class A(a)	54,324	9,785,926
Total		12,519,783
Semiconductors & Semiconductor Equipment 29.4%
Analog Devices, Inc.	13,894	2,802,003
Applied Materials, Inc.	92,571	13,433,904
Broadcom, Inc.	138,033	23,110,865
Lam Research Corp.	344,799	25,066,887
Marvell Technology, Inc.	115,292	7,098,528
NVIDIA Corp.	210,130	22,773,889
NXP Semiconductors NV	42,400	8,058,544
ON Semiconductor Corp.(a)	127,700	5,196,113
Renesas Electronics Corp.	578,900	7,764,583
Semtech Corp.(a)	121,002	4,162,469
Synaptics, Inc.(a)	136,398	8,691,281
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,700	3,104,200
Teradyne, Inc.	97,149	8,024,507
Total		139,287,773
Software 20.7%
Adeia, Inc.	314,325	4,155,376
ANSYS, Inc.(a)	7,300	2,310,888
BILL Holdings, Inc.(a)	34,000	1,560,260
Check Point Software Technologies Ltd.(a)	10,800	2,461,536
DocuSign, Inc.(a)	18,817	1,531,704
Dropbox, Inc., Class A(a)	341,735	9,127,742

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Five9, Inc.(a)	49,300	1,338,495
Gen Digital, Inc.	394,798	10,477,939
Microsoft Corp.(b)	61,825	23,208,487
Oracle Corp.	83,410	11,661,552
Palo Alto Networks, Inc.(a)	25,466	4,345,518
RingCentral, Inc., Class A(a)	170,283	4,216,207
SailPoint, Inc.(a)	56,694	1,063,013
Salesforce, Inc.	31,187	8,369,343
Synopsys, Inc.(a)	13,735	5,890,255
Tenable Holdings, Inc.(a)	131,848	4,612,043
Unity Software, Inc.(a)	53,600	1,050,024
Varonis Systems, Inc.(a)	15,100	610,795
Total		97,991,177
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.(b)	90,100	20,013,913
Hewlett Packard Enterprise Co.	284,000	4,382,120
NetApp, Inc.	98,686	8,668,578
Sandisk Corp.(a)	25,163	1,198,011
Western Digital Corp.(a)	185,289	7,491,234
Total		41,753,856
Total Information Technology		312,642,441
Total Common Stocks (Cost $278,807,585)		465,433,943

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(c),(d)	7,940,198	7,938,610
Total Money Market Funds (Cost $7,938,465)		7,938,610
Total Investments in Securities (Cost: $286,746,050)		473,372,553
Other Assets & Liabilities, Net		307,686
Net Assets		473,680,239
At March 31, 2025, securities and/or cash totaling $39,449,706 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(1,243,928)	(56)	240.00	05/16/2025	(24,450)	(15,232)
Apple, Inc.	Morgan Stanley	USD	(1,243,928)	(56)	250.00	06/20/2025	(19,769)	(13,944)
NASDAQ 100 Index	Morgan Stanley	USD	(235,197,090)	(122)	21,000.00	04/17/2025	(1,292,769)	(122,000)
Total							(1,336,988)	(151,176)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Columbia Seligman Premium Technology Growth Fund, Inc.  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	16,091,932	41,551,282	(49,703,878)	(726)	7,938,610	(970)	107,156	7,940,198
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2025

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1QT221_12_R01_(05/25)